Net income / (loss) per share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator [Abstract]
Net loss	$ (9,005,982)	$ (11,279,724)	$ (3,143,310)	$ 2,905,674	$ (1,703,005)	$ (748,816)	$ (312,119)	$ (357,102)	$ (20,523,342)	$ (3,121,042)
Denominator [Abstract]
Basic weighted average number of shares (in shares)	51,253,591	48,325,164	46,126,490	37,769,554	25,033,398	23,182,817	18,736,370	14,979,803	45,814,868	20,518,894
Diluted weighted average number of shares (in shares)	51,253,591	48,325,164	46,126,490	40,987,346	25,033,398	23,182,817	18,736,370	14,979,803	45,814,868	20,518,894
Net loss per share [Abstract]
Basic (in dollars per share)	$ (0.18)	$ (0.23)	$ (0.07)	$ 0.08	$ (0.07)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.45)	$ (0.15)
Diluted (in dollars per share)	$ (0.18)	$ (0.23)	$ (0.07)	$ 0.07	$ (0.07)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.45)	$ (0.15)